Schedule of Investments PIMCO California Municipal Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 187.5% ¤
MUNICIPAL BONDS & NOTES 186.8%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$850	$51

CALIFORNIA 167.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (d)	2,890	1,384
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	870	923
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	680	188
Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	1,750	1,846
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,700	1,569
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	3,126
5.000% due 08/01/2049	1,000	876
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	692
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	766
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,660	1,661
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	7,000	997
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	4,700	697
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	800	801
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,144
5.000% due 10/01/2048	1,000	1,004
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	700	689
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,195	1,106
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,304
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	5,000	5,111
5.000% due 08/15/2055	6,000	5,928
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,400	1,359
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,000	1,653
4.000% due 06/01/2050	4,000	3,251
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,500	2,245
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,250	272
3.650% due 01/01/2050	2,150	2,137
4.000% due 11/01/2055	915	729
8.000% due 01/01/2050	1,650	1,648
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,700	1,755
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	700	588
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	500
5.000% due 06/01/2043	1,370	1,408
5.000% due 06/01/2048	1,370	1,398
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (f)	1,200	923
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,350	1,396
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	925
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	3,500	3,928

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,014
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,517
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,295
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,583
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	2,250	2,081
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,800	1,723
California State General Obligation Notes, Series 2021 5.000% due 10/01/2029	2,700	2,917
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	8,075
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2044	1,000	1,063
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,000	1,047
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	945
4.000% due 07/01/2043	350	322
4.000% due 07/01/2047	1,750	1,585
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	800	704
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	187
5.000% due 12/01/2046	5,700	5,205
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	873
4.000% due 12/01/2057	2,000	1,617
5.000% due 03/01/2048	1,700	1,642
5.500% due 12/01/2058	1,775	1,689
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,800	1,472
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,400	2,438
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,445	1,513
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	789
0.000% due 08/01/2042 (c)	1,500	589
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,568
4.000% due 08/01/2047	595	457
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	570
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,650	1,496
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	309
3.100% due 07/01/2045	1,000	712
3.400% due 10/01/2046	450	328
4.000% due 08/01/2056	250	176
4.000% due 10/01/2056	600	406
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	2,000	887
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	340	341
El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,600	1,639
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	8,780	8,978
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	927
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,315	1,200
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	730
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,410	2,191
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,500	1,363
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,138
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	20,500	1,781
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	1,820
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,170
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,593
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	6,000	6,063

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (e)	6,000	6,123
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	2,000	1,811
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,036
5.500% due 11/15/2030	415	431
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,500	2,600
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,750	1,754
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,377
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2050	2,185	1,871
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,601
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,335	1,390
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	2,000	2,000
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021 5.000% due 07/01/2041	1,500	1,596
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	2,500	2,670
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	10,345	11,732
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	880	812
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 10/01/2049	2,000	2,081
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	2,845
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,700	1,770
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,650	2,476
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	2,000	2,127
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 08/01/2030 (c)	1,875	1,401
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (c)	1,750	1,289
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,300	2,294
Oceanside Unified School District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2041	1,020	973
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	444
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,275	1,203
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,582
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,350	1,216
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (c)	1,650	518
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	948
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,125	1,043
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,130
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,250	3,355
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (e)	2,800	2,869
5.000% due 10/01/2047 (e)	1,700	1,730
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,000	1,037
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	450	403
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	529
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,159
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	750	666
5.000% due 07/01/2051	2,215	2,174
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,750	1,659
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,045
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	1,000	930

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048 (a)	1,000	1,050
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,560	2,392
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	2,675
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,097
5.000% due 05/01/2049	2,000	2,060
5.000% due 05/01/2050	1,900	1,956
San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	2,000	1,917
San Francisco, California City & County General Obligation Bonds, Series 2022 5.000% due 06/15/2042	2,750	2,894
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048 (a)	1,700	1,765
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,100	1,132
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	1,250	1,327
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,000	1,004
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,700	1,785
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	936
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	3,000	1,908
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	4,156
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,540	1,427
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,650	1,506
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,000	1,827
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,190	1,115
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	1,000	468
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,300	3,988
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,690	1,769
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,025	2,072
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	15,900	2,047
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	4,000	639
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2047	5,000	5,099
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,500	2,574
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	2,648
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,073
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	2,000	1,858

		297,519

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,730	2,148
7.120% due 10/01/2038	480	431

		2,579

ILLINOIS 3.6%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	1,987
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	1,500	1,558
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,878
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,035

		6,458

INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	1,790	1,787

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,987	1,853

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	650	325

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,170	1,279

PUERTO RICO 9.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	20,400	1,215
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,975	1,547
0.000% due 11/01/2051	2,683	1,260
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	739
4.000% due 07/01/2041	1,200	968
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	3,106	1,930
5.000% due 07/01/2062	235	225
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	153	98
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	25,500	4,756
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,951	4,334

		17,072

TEXAS 0.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	291
12.000% due 12/01/2045	800	668

		959

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	1,860	1,796

VIRGINIA 0.4%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	17,000	340
5.500% due 07/01/2044	500	438

		778

Total Municipal Bonds & Notes (Cost $357,032)		332,456

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (g) 0.7%		1,326

Total Short-Term Instruments (Cost $1,326)		1,326

Total Investments in Securities (Cost $358,358)		333,782

Total Investments 187.5% (Cost $358,358)		$333,782
Auction Rate Preferred Shares (61.7)%		(109,900)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (19.4)%		(34,484)
Other Assets and Liabilities, net (6.4)%		(11,337)

Net Assets Applicable to Common Shareholders 100.0%		$178,061

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,087	$923	0.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$1,326	U.S. Treasury Notes 0.250% due 09/30/2025	$(1,353)	$1,326	$1,326

Total Repurchase Agreements	$(1,353)	$1,326	$1,326

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$51	$0	$51
California	0	297,519	0	297,519
Delaware	0	2,579	0	2,579
Illinois	0	6,458	0	6,458
Indiana	0	1,787	0	1,787
New Hampshire	0	1,853	0	1,853
North Dakota	0	325	0	325
Pennsylvania	0	1,279	0	1,279
Puerto Rico	0	17,072	0	17,072
Texas	0	959	0	959
U.S. Virgin Islands	0	1,796	0	1,796
Virginia	0	778	0	778
Short-Term Instruments
Repurchase Agreements	0	1,326	0	1,326

Total Investments	$0	$333,782	$0	$333,782

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	CM	California Mortgage Insurance
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced